HOLDING COMPANY INDIRECT SUBSIDIARIES - Major Classes of Assets and Liabilities of Discontinued Operations (Details) $ in Thousands	Jun. 26, 2019 USD ($)
Assets [Abstract]
Property and equipment and Intangibles	$ 9,463
Renewal receivables	72,183
Trade and other receivables	1,129
Cash and cash equivalents	3,554
Total assets	86,329
Liabilities [Abstract]
Borrowings & Financing	43,431
Trade and other payables	9,977
Other Liabilities	5,327
Total liabilities	58,735
Net Assets	$ 27,594